FAIR VALUE OPTION - Schedule of Realized and Net Change in Unrealized Gains Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized Gains / (Losses)	$ (4,400)	$ 2,127	$ 32,512	$ 3,202
Net Change in Unrealized Gains / (Losses)	$ 64,831	$ (53,425)	$ (30,063)	$ 106,673
Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized Gains / (Losses)					$ 83,441	$ (833)	$ 48,501
Net Change in Unrealized Gains / (Losses)					$ 130,980	$ 88,757	$ (320,050)